Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,415,600
Previously Paid Amount	0.00
Total Fee Amount	1,714.59
Total Offset Amount	0.00
Net Fee	1,714.59
Narrative - Max Aggregate Offering Price	$ 12,415,600
Final Prospectus	true